Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended					1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Statutory Limit	Dec. 31, 2012 Minimum Statutory Limit	Aug. 20, 2012 Management Services	Dec. 31, 2012 Management Services	Dec. 31, 2011 Management Services	Dec. 31, 2010 Management Services	Dec. 12, 2012 Management Services Maximum	Dec. 31, 2011 Management Services Maximum
Commitment And Contingencies [Line Items]
Accrued rent balance for office leases	$ 476,000	$ 143,000
Accrued expenses	42,000	21,000
Other accrued long-term liabilities	434,000	122,000
Total rent expense	1,652,000	1,387,000	923,000
Future minimum payments under non-cancelable data center agreements	3,850,000
Future minimum payments under non-cancelable data center agreements, due in 2013	1,918,000
Future minimum payments under non-cancelable data center agreements, due in 2014	1,932,000
Purchase commitments	4,075,000
Purchase commitments payable on 2013	2,599,000
Purchase commitments payable on 2014	1,037,000
Purchase commitments payable on 2015	439,000
Liquidation damages per day of violation				100
Liquidation damages, minimum					1,000
Consideration payment per consulting agreement										15,000,000	15,000,000
Professional services expense						$ 7,800,000	$ 5,303,000	$ 2,217,000	$ 231,000